Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
reinsurance contract obligation [Line Items]
Minimum commitment under noncancelable purchase obligations	$ 546.3
unrecorded unconditional purchase obligations reinsurance [Member] | Lower Limit
reinsurance contract obligation [Line Items]
Reinsurance Contract Terms	1 year
Other Commitment	$ 90.7
unrecorded unconditional purchase obligations reinsurance [Member] | Upper Limit
reinsurance contract obligation [Line Items]
Reinsurance Contract Terms	3 years